Other Assets, Net (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred leasing commissions and costs	$ 32,120	$ 29,055	$ 21,092
Deferred financing costs	13,971	13,971	8,940
Office equipment, including capital lease assets, and other	12,070	10,308	331
Total depreciable and amortizable assets	58,161	53,334	30,363
Accumulated depreciation and amortization	(21,637)	(17,121)	(11,286)
Net depreciable and amortizable assets	36,524	36,213	19,077
Accounts receivable, net	36,488	41,211	31,029
Deferred rent receivable, net	20,687	18,201	14,483
Derivative asset	34,839	16,496	11,916
Prepaid expenses	5,531	4,232	2,986
Investment in affiliates	903	902	0
Other	2,834	1,193	1,094
Total other assets, net	$ 137,806	$ 118,448	$ 80,585